UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2488

Dreyfus Premier Equity Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Growth And Income Fund
June 30, 2007 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Consumer Discretionary--8.9%
Bed Bath & Beyond	7,489 a	269,529
Best Buy	16,450	767,721
Gap	20,495	391,455
Home Depot	5,645	222,131
Macy's	7,834	311,637
Omnicom Group	2,974	157,384
Starbucks	13,917 a	365,182
Walt Disney	6,384	217,950
		2,702,989
Consumer Staples--11.8%
Altria Group	5,552	389,417
Avon Products	7,869	289,185
Cadbury Schweppes, ADR	3,673	199,444
Clorox	5,723	355,398
Colgate-Palmolive	3,434	222,695
Kraft Foods, Cl. A	3,841	135,395
PepsiCo	2,347	152,203
Procter & Gamble	9,232	564,906
Unilever (NY Shares)	6,096	189,098
Wal-Mart Stores	16,958	815,849
Whole Foods Market	6,813	260,938
		3,574,528
Energy--4.9%
Chevron	3,401	286,500
Exxon Mobil	10,633	891,896
Schlumberger	3,668	311,560
		1,489,956
Exchange Traded Funds--3.6%
iShares Russell 1000 Growth Index
Fund	6,236	369,234
Powershares QQQ	11,201 b	533,168
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	1,307	196,612
		1,099,014
Financial--9.6%
American International Group	3,399	238,032
Charles Schwab	19,335	396,754
Chicago Mercantile Exchange
Holdings, Cl. A	534	285,348
Citigroup	8,619	442,068
Goldman Sachs Group	1,322	286,544
Lincoln National	4,375	310,406
Morgan Stanley	4,249	356,406
State Street	3,322	227,225
Unum Group	14,799	386,402
		2,929,185
Health Care--16.2%
Allergan	7,760	447,286
Amylin Pharmaceuticals	9,732 a	400,569
Covance	2,287 a	156,797
Eli Lilly & Co.	2,834	158,364
Genentech	3,549 a	268,517
Genzyme	4,876 a	314,014
Gilead Sciences	11,476 a	444,925

Johnson & Johnson	9,231	568,814
Medtronic	5,980	310,123
Pfizer	9,209	235,474
Pharmaceutical Product Development	8,810	337,159
Schering-Plough	11,313	344,368
Thermo Fisher Scientific	9,150 a	473,238
Wyeth	7,536	432,114
		4,891,762
Industrial--6.0%
Canadian National Railway	4,556	232,037
FedEx	1,140	126,506
General Electric	30,206	1,156,286
Waste Management	8,142	317,945
		1,832,774
Information Technology--23.2%
Adobe Systems	16,949 a	680,502
Apple Computer	8,007 a	977,174
Autodesk	3,345 a	157,482
Automatic Data Processing	5,221	253,062
Broadcom, Cl. A	11,772 a	344,331
Cisco Systems	28,220 a	785,927
Corning	13,854 a	353,970
Diebold	6,893	359,815
E.I. du Pont de Nemours & Co.	5,221	265,436
eBay	8,819 a	283,795
EMC/Massachusetts	21,210 a	383,901
Hewlett-Packard	16,422	732,750
KLA-Tencor	4,246	233,318
Marvell Technology Group	21,707 a	395,284
Maxim Integrated Products	9,723	324,845
Nokia, ADR	8,954	251,697
SanDisk	4,935 a	241,519
		7,024,808
Technology Software & Services--15.2%
Alcatel-Lucent, ADR	31,258	437,612
Electronic Arts	9,889 a	467,947
Fairchild Semiconductor
International	8,753 a	169,108
Google, Cl. A	825 a	431,789
Intersil, Cl. A	7,643	240,449
MEMC Electronic Materials	3,855 a	235,618
Microsoft	44,663	1,316,219
Molex	12,914	387,549
Texas Instruments	15,078	567,385
Yahoo!	13,523 a	366,879
		4,620,555
Total Common Stocks
(cost $26,581,643)		30,165,571

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $249,000)	249,000 [c]	249,000

Investment of Cash Collateral for
Securities Loaned--1.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $493,969)	493,969 [c]	493,969

Total Investments (cost $27,324,612)		101.8%	30,908,540

Liabilities, Less Cash and Receivables		(1.8%)	(545,341)

Net Assets		100.0%	30,363,199

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of this security is on loan. At June 30, 2007, the total market value of the fund's securities on loan is
	$479,856 and the total market value of the collateral held by the fund is $493,969.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Equity Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a
2(a) under the Investment Company Act of 1940. (EX-99.CERT)